SIGNIFICANT OPERATING AND NONOPERATING ITEMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Charges
Other operating charges	$ 4,163	$ 1,951	$ 1,215
Impairment of Intangible Assets (Excluding Goodwill)	886	0	57
Tax Litigation Expense	(2)	8
Other Nonoperating Charges [Abstract]
Our proportionate share of unusual or infrequent items recorded by our equity method investees	92	159	34
Equity Method Investment, Realized Gain (Loss) on Disposal			13
Debt and Equity Securities, Gain (Loss)	290	289	(371)
Equity Method Investment, Other than Temporary Impairment	34	39	96
Pension and other postretirement benefit plan settlement charges		67
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee			(24)
Indemnification Agreement
Other Operating Charges
Other operating charges	13
Asia Pacific
Other Operating Charges
Other operating charges	0	35	57
Impairment of Intangible Assets (Excluding Goodwill)			57
Business Exit Costs		35
Corporate
Other Operating Charges
Other operating charges	3,277	1,890	1,146
Tax Litigation Expense		8
Corporate | Indemnification Agreement
Other Operating Charges
Other operating charges	13
Latin America
Other Operating Charges
Other operating charges	126	0	0
Impairment of Intangible Assets (Excluding Goodwill)	126
fairlife
Other Operating Charges
Charges related to the remeasurement of contingent consideration liability	3,109	1,702	1,000
fairlife | Corporate
Other Operating Charges
Charges related to the remeasurement of contingent consideration liability	3,109	1,702	1,000
BodyArmor
Other Operating Charges
Business Combination, Separately Recognized Transactions, Net Gains and Losses	(15)	(15)
Business Acquisition, Transaction Costs			38
BodyArmor | Corporate
Other Operating Charges
Business Combination, Separately Recognized Transactions, Net Gains and Losses	(15)	(15)	(59)
Productivity and Reinvestment
Other Operating Charges
Productivity, integration and restructuring initiatives	133	164	85
Productivity and Reinvestment | Corporate
Other Operating Charges
Productivity, integration and restructuring initiatives	133	165	85
North America OU Restructuring
Other Operating Charges
Productivity, integration and restructuring initiatives		27	38
Strategic Realignment
Other Operating Charges
Refinement of previously established accruals			(6)
Strategic Realignment | Corporate
Other Operating Charges
Refinement of previously established accruals			(1)
Philippines Bottling Operations
Other Nonoperating Charges [Abstract]
Gain (Loss) on Disposition of Business	595
Equity method investee in Thailand
Other Nonoperating Charges [Abstract]
Equity Method Investment, Realized Gain (Loss) on Disposal	506
Equity method investee in North America
Other Operating Charges
Other operating charges	2
Other Nonoperating Charges [Abstract]
Equity Method Investment, Realized Gain (Loss) on Disposal	338
Certain bottling operations in India
Other Operating Charges
Other operating charges	7
Other Nonoperating Charges [Abstract]
Gain (Loss) on Disposition of Business	290
Certain bottling operations in India | Corporate
Other Operating Charges
Other operating charges	7
Vietnam Bottling Operations
Other Nonoperating Charges [Abstract]
Gain (Loss) on Disposition of Business		439
Indonesia and Pakistan
Other Nonoperating Charges [Abstract]
Equity Method Investment, Realized Gain (Loss) on Disposal		94
Cambodia Bottling Operations
Other Nonoperating Charges [Abstract]
Gain (Loss) on Disposition of Business			$ 153
BodyArmor
Other Operating Charges
Impairment of Intangible Assets (Excluding Goodwill)	760
Certain bottling operations in India refranchised in 2024
Other Nonoperating Charges [Abstract]
Gain (Loss) on Disposition of Business	$ 303
Other Operating Income (Expense)
Other Operating Charges
Refinement of previously established accruals		3
Other Nonoperating Income (Expense)
Other Operating Charges
Business Exit Costs		$ 32